BANK LOAN (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Mar. 02, 2020	Nov. 14, 2016	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Interest expense on loan			$ 5,712	$ 5,664	$ 10,891	$ 11,991	$ 16,194
PT Bank UOB Indonesia [Member]
Short-term Debt [Line Items]
[custom:ReductionInCashDepositForPledgingOfLoan-0]	$ 1,000,000
PT Bank UOB Indonesia [Member] | Minimum [Member]
Short-term Debt [Line Items]
[custom:LineOfCreditFacilityReductionAmount]	1,900,000
PT Bank UOB Indonesia [Member] | Maximum [Member]
Short-term Debt [Line Items]
[custom:LineOfCreditFacilityReductionAmount]	1,000,000
PT Green World Nusantara [Member]
Short-term Debt [Line Items]
Bank loan, renewable term		1 year
Floating interest rate spread		100.00%
Cash deposit for pledging of loan		$ 2,000,000
PT Green World Nusantara [Member] | Bank Overdrafts [Member]
Short-term Debt [Line Items]
Maximum amount available under credit facility		$ 1,900,000
GWN [Member]
Short-term Debt [Line Items]
Maximum amount available under credit facility	1,000,000
Bank loan, renewable term		1 year
Floating interest rate spread		1.00%
Cash deposit for pledging of loan		$ 2,000,000
GWN [Member] | Minimum [Member]
Short-term Debt [Line Items]
Maximum amount available under credit facility	1,000,000
GWN [Member] | Maximum [Member]
Short-term Debt [Line Items]
Maximum amount available under credit facility	$ 1,900,000
GWN [Member] | Bank Overdrafts [Member]
Short-term Debt [Line Items]
Maximum amount available under credit facility		$ 1,900,000